MARKET RISK BENEFITS - Changes in the Market Risk Benefits for Deferred Variable Annuities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Market Risk Benefit [Roll Forward]
Balance, beginning of the period	$ 51
Benefit payments	(601)	$ (564)	$ 0
Market risk benefits				$ 23,416
Balance, end of the period	1,247	51
GMxB Core
Market Risk Benefit [Roll Forward]
Net amount at risk	3,517	1,115
GMxB Core | Individual Retirement
Market Risk Benefit [Roll Forward]
Balance, beginning of the period	1,061	2,143
Balance BOP before changes in the instrument specific credit risk	666	1,639
Model changes and effect of changes in cash flow assumptions	(5)	(279)
Actual market movement effect	1,060	(715)
Interest accrual	37	7
Attributed fees accrued	395	386
Benefit payments	(36)	14
Actual policyholder behavior different from expected behavior	19	40
Changes in future economic assumptions	(1,596)	(397)
Issuances	(2)	(1)
Balance EOP before changes in the instrument-specific credit risk	538	666	1,639
Market risk benefits	1	395		2,144
Balance, end of the period	$ 539	$ 1,061	2,143
Weighted-average age of policyholders (years)	63 years 7 months 6 days	62 years 7 months 6 days
Net amount at risk	$ 539	$ 1,061
GMxB Legacy
Market Risk Benefit [Roll Forward]
Net amount at risk	22,631	15,901
GMxB Legacy | Legacy Segment
Market Risk Benefit [Roll Forward]
Balance, beginning of the period	20,236	24,405
Balance BOP before changes in the instrument specific credit risk	19,719	23,944
Model changes and effect of changes in cash flow assumptions	317	(196)
Actual market movement effect	3,402	(2,968)
Interest accrual	731	196
Attributed fees accrued	882	917
Benefit payments	1,179	901
Actual policyholder behavior different from expected behavior	142	78
Changes in future economic assumptions	(8,700)	(1,351)
Issuances	0	0
Balance EOP before changes in the instrument-specific credit risk	15,314	19,719	23,944
Market risk benefits	(615)	517		24,404
Balance, end of the period	$ 14,699	$ 20,236	24,405
Weighted-average age of policyholders (years)	72 years 7 months 6 days	72 years
Purchased MRB
Market Risk Benefit [Roll Forward]
Net amount at risk	$ 10,753	$ 6,341
Purchased MRB | Legacy Segment
Market Risk Benefit [Roll Forward]
Balance, beginning of the period	(14,293)	(3,131)
Balance BOP before changes in the instrument specific credit risk	(14,287)	(3,136)
Model changes and effect of changes in cash flow assumptions	(137)	73
Actual market movement effect	(1,278)	767
Interest accrual	(493)	(124)
Attributed fees accrued	(298)	(196)
Benefit payments	(669)	(350)
Actual policyholder behavior different from expected behavior	(103)	34
Changes in future economic assumptions	5,489	(907)
Issuances	0	(11,148)
Balance EOP before changes in the instrument-specific credit risk	(10,438)	(14,287)	(3,136)
Market risk benefits	(54)	(6)		$ (3,132)
Balance, end of the period	$ (10,492)	$ (14,293)	(3,131)
Weighted-average age of policyholders (years)	67 years 7 months 6 days	67 years
Net Legacy | Legacy Segment
Market Risk Benefit [Roll Forward]
Balance, beginning of the period	$ 5,943	$ 21,274
Balance BOP before changes in the instrument specific credit risk	5,432	20,808
Model changes and effect of changes in cash flow assumptions	180	(123)
Actual market movement effect	2,124	(2,201)
Interest accrual	238	72
Attributed fees accrued	584	721
Benefit payments	510	551
Actual policyholder behavior different from expected behavior	39	112
Changes in future economic assumptions	(3,211)	(2,258)
Issuances	0	(11,148)
Balance EOP before changes in the instrument-specific credit risk	4,876	5,432	20,808
Market risk benefits	(669)	511
Balance, end of the period	$ 4,207	$ 5,943	$ 21,274